Construction in progress	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Construction in progress
20	Construction in progress

	Advance payment for aircraft and flight equipment	Others	Total
	RMB million	RMB million	RMB million
At January 1, 2021	29,342	3,065	32,407
Additions	10,464	1,821	12,285
Transferred to property, plant and equipment (Note 19)	(9,230)	(2,583)	(11,813)
Transferred to right-of-use assets (Note 21)	(454)	(61)	(515)
Transferred to others	—	(517)	(517)

At December 31, 2021	30,122	1,725	31,847

At January 1, 2022	30,122	1,725	31,847
Additions	11,918	957	12,875
Transferred to property, plant and equipment (Note 19)	(4,425)	(929)	(5,354)
Transferred to right-of-use assets (Note 21)	(5,777)	—	(5,777)
Transferred to others (Note 30)	—	(291)	(291)

At December 31, 2022	31,838	1,462	33,300